Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 12, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST III
Central Index Key	dei_EntityCentralIndexKey	0000225604
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 12, 2012
High Yield Pooled Portfolio (Prospectus Summary) | High Yield Pooled Portfolio | Fund Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYPPX